Current Tax and Deferred Taxes (Details) - Schedule of reconciliation of effective tax rate - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Effective Tax Rate Abstract
Income tax calculated on net income before tax percentage		27.00%	27.00%	27.00%
Income tax calculated on net income before tax		$ 468,453	$ 359,717	$ 136,310
Additions or deductions percentage	[1]	(10.33%)	(6.27%)	(7.76%)
Additions or deductions	[1]	$ (179,245)	$ (83,587)	$ (39,195)
Other percentage		0.00%	(0.01%)	1.21%
Other		$ 1	$ (161)	$ 6,108
Effective rate and income tax expense percentage		16.67%	20.72%	20.45%
Effective rate and income tax expense		$ 289,209	$ 275,969	$ 103,223

[1]	The deductions of the tax rate for 2022, 2021 and 2020 mainly relate to permanent differences between tax and financial accounting rules.